Going Concern (Details) (USD $)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Jul. 31, 2013
Going Concern (Textual)
Net income (loss)	$ (6,386)	$ (23,958)	$ (5,737)	$ (24,747)	$ (52,881)	$ (66,391)	$ (72,128)	$ (96,875)
Net cash used in operation			(1,512)	(13,971)	(30,268)	(37,830)	(39,342)	(53,313)
Working capital deficit and Stockholders deficit	$ (45,895)		$ 29,553	$ (45,895)		$ (29,148)	$ (29,148)	$ (45,895)